                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)



                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES             VALUE
COMMON STOCKS   97.6%
AEROSPACE & DEFENSE   2.5%
General Dynamics Corp.                                                            93,700       $   6,715,479
Precision Castparts Corp.                                                        146,974           9,282,878
United Technologies Corp.                                                        264,900          16,781,415
                                                                                               -------------
                                                                                                  32,779,772
                                                                                               -------------

AGRICULTURAL PRODUCTS   1.4%
Archer-Daniels-Midland Co.                                                       500,400          18,955,152
                                                                                               -------------
AIR FREIGHT & LOGISTICS   1.1%
FedEx Corp.                                                                      132,300          14,378,364
                                                                                               -------------

AIRLINES   1.6%
AMR Corp. (a)                                                                    467,749          10,823,712
Continental Airlines, Inc., Class B (a)                                          376,500          10,658,715
                                                                                               -------------
                                                                                                  21,482,427
                                                                                               -------------

APPAREL RETAIL   4.8%
Abercrombie & Fitch Co., Class A                                                 237,832          16,524,567
American Eagle Outfitters, Inc.                                                  567,700          24,882,291
bebe stores, Inc.                                                                438,805          10,873,588
Chico's FAS, Inc. (a)                                                            194,064           4,178,198
The Men's Wearhouse, Inc.                                                        145,523           5,414,911
Urban Outfitters, Inc. (a)                                                       154,400           2,731,336
                                                                                               -------------
                                                                                                  64,604,891
                                                                                               -------------

APPLICATION SOFTWARE   1.8%
Amdocs, Ltd. (Guernsey) (a)                                                      112,700           4,462,920
Cadence Design Systems, Inc. (a)                                                 353,600           5,997,056
Citrix Systems, Inc. (a)                                                         122,200           4,424,862
FactSet Research Systems, Inc.                                                    75,800           3,681,606
SAP AG - ADR (Germany)                                                           114,460           5,665,770
                                                                                               -------------
                                                                                                  24,232,214
                                                                                               -------------

ASSET MANAGEMENT & CUSTODY BANKS   1.8%
Ameriprise Financial, Inc.                                                       168,617           7,908,137
Franklin Resources, Inc.                                                          29,935           3,165,626
Janus Capital Group, Inc.                                                        146,700           2,892,924
Legg Mason, Inc.                                                                  96,447           9,727,644
                                                                                               -------------
                                                                                                  23,694,331
                                                                                               -------------

AUTOMOTIVE RETAIL   0.1%
Advance Auto Parts, Inc.                                                          52,314           1,723,223
                                                                                               -------------


BIOTECHNOLOGY   4.7%
Amgen, Inc. (a)                                                                   97,100           6,945,563
Celgene Corp. (a)                                                                527,216          22,828,453
Gilead Sciences, Inc. (a)                                                        421,757          28,974,706
ImClone Systems, Inc. (a)                                                        136,400           3,862,848
                                                                                               -------------
                                                                                                  62,611,570
                                                                                               -------------

BUILDING PRODUCTS   0.3%
USG Corp. (a)                                                                     82,800           3,894,912
                                                                                               -------------

CASINOS & GAMING   1.5%
Harrah's Entertainment, Inc.                                                      73,500           4,882,605
MGM MIRAGE (a)                                                                   131,600           5,196,884
Penn National Gaming, Inc. (a)                                                   184,400           6,734,288
Wynn Resorts, Ltd. (a)                                                            37,207           2,530,448
                                                                                               -------------
                                                                                                  19,344,225
                                                                                               -------------

COMMUNICATIONS EQUIPMENT   7.5%
ADC Telecommunications, Inc. (a)                                                 270,800           4,062,000
Cisco Systems, Inc. (a)                                                          286,500           6,589,500
Corning, Inc. (a)                                                              1,202,528          29,353,708
Harris Corp.                                                                     253,122          11,261,398
Juniper Networks, Inc. (a)                                                       153,165           2,646,691
Motorola, Inc.                                                                 1,054,436          26,360,900
QUALCOMM, Inc.                                                                   275,546          10,016,097
Research in Motion, Ltd. (Canada) (a)                                             39,740           4,079,708
Tellabs, Inc. (a)                                                                593,441           6,504,113
                                                                                               -------------
                                                                                                 100,874,115
                                                                                               -------------

COMPUTER & ELECTRONICS RETAIL   0.4%
Best Buy Co., Inc.                                                                51,201           2,742,326
RadioShack Corp.                                                                 129,840           2,505,912
                                                                                               -------------
                                                                                                   5,248,238
                                                                                               -------------

COMPUTER HARDWARE   1.5%
Apple Computer, Inc. (a)                                                         211,542          16,295,080
Hewlett-Packard Co.                                                              111,900           4,105,611
                                                                                               -------------
                                                                                                  20,400,691
                                                                                               -------------

COMPUTER STORAGE & PERIPHERALS   0.9%
EMC Corp. (a)                                                                    830,913           9,954,338
Seagate Technology (Cayman Islands) (a)                                          112,876           2,606,307
                                                                                               -------------
                                                                                                  12,560,645
                                                                                               -------------

CONSTRUCTION & ENGINEERING   0.2%
Jacobs Engineering Group, Inc. (a)                                                30,700           2,294,211
                                                                                               -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   3.7%
Caterpillar, Inc.                                                                251,900          16,575,020
Cummins, Inc.                                                                     57,200           6,819,956
Deere & Co.                                                                      135,046          11,331,710


  JLG Industries, Inc.                                                           209,600           4,152,176
  Joy Global Inc.                                                                148,655           5,590,915
  Oshkosh Truck Corp.                                                            105,700           5,334,679
                                                                                               -------------
                                                                                                  49,804,456
                                                                                               -------------

  CONSTRUCTION MATERIALS   0.4%
  Cemex SA de CV - ADR (Mexico)                                                  178,600           5,372,288
                                                                                               -------------

  CONSUMER FINANCE   0.5%
  First Marblehead Corp.                                                          88,700           6,143,362
                                                                                               -------------

  DATA PROCESSING & OUTSOURCED SERVICES   1.4%
  Ceridian Corp. (a)                                                             117,900           2,636,244
  CheckFree Corp. (a)                                                            399,300          16,499,076
                                                                                               -------------
                                                                                                  19,135,320
                                                                                               -------------

  DEPARTMENT STORES   1.0%
  Nordstrom, Inc.                                                                258,245          10,923,764
  Saks, Inc.                                                                     162,905           2,814,998
                                                                                               -------------
                                                                                                  13,738,762
                                                                                              --------------
  DISTILLERS & VINTNERS   0.6%
  Brown-Forman Corp., Class B                                                     97,400           7,465,710
                                                                                               -------------

  DIVERSIFIED METALS & MINING 0.5%
  Cameco Corp. (Canada)                                                           77,300           2,826,861
  Southern Copper Corp.                                                           47,300           4,375,250
                                                                                               -------------
                                                                                                   7,202,111
                                                                                               -------------

  DRUG RETAIL   2.6%
  CVS Corp.                                                                      880,800          28,291,296
  Walgreen Co.                                                                   159,000           7,058,010
                                                                                               -------------

                                                                                                  35,349,306
                                                                                               -------------

  EDUCATION SERVICES   0.2%
  Apollo Group, Inc., Class A (a)                                                 45,961           2,263,120
                                                                                               -------------

  ELECTRONIC EQUIPMENT MANUFACTURERS   0.6%
  Mettler-Toledo International, Inc. (a)                                         113,600           7,514,640
                                                                                               -------------

  ELECTRONIC MANUFACTURING SERVICES   0.9%
  Jabil Circuit, Inc.                                                            415,200          11,862,264
                                                                                               -------------

  ENVIRONMENTAL & FACILITIES SERVICES 0.4%
  Waste Management, Inc.                                                         149,100           5,468,988
                                                                                               -------------

  FERTILIZERS & AGRICULTURAL CHEMICALS   0.4%
  Monsanto Co.                                                                   114,000           5,359,140
                                                                                               -------------

  FOOD RETAIL   1.3%
  Safeway, Inc.                                                                  304,200           9,232,470
  Whole Foods Market, Inc.                                                       132,800           7,892,304
                                                                                               -------------
                                                                                                  17,124,774
                                                                                               -------------

HEALTH CARE DISTRIBUTORS   0.3%
AmerisourceBergen Corp.                                                           81,400           3,679,280
                                                                                               -------------

HEALTH CARE EQUIPMENT   1.0%
Becton, Dickinson & Co.                                                           59,100           4,176,597
Kinetic Concepts, Inc. (a)                                                       130,000           4,089,800
Stryker Corp.                                                                    106,500           5,281,335
                                                                                               -------------
                                                                                                  13,547,732
                                                                                               -------------

HEALTH CARE SERVICES   2.2%
Caremark Rx, Inc.                                                                203,600          11,538,012
Express Scripts, Inc. (a)                                                         92,500           6,982,825
Laboratory Corp. of America Holdings (a)                                          64,300           4,216,151
Quest Diagnostics, Inc.                                                          116,300           7,112,908
                                                                                               -------------
                                                                                                  29,849,896
                                                                                               -------------

HOME ENTERTAINMENT SOFTWARE   0.3%
Electronic Arts, Inc. (a)                                                         59,179           3,295,087
                                                                                               -------------

HOME FURNISHINGS   0.4%
Tempur-Pedic International, Inc. (a)                                             300,151           5,153,593
                                                                                               -------------

HOME IMPROVEMENT RETAIL   0.2%
Home Depot, Inc.                                                                  77,500           2,810,925
                                                                                               -------------

HOMEFURNISHING RETAIL   0.4%
Bed Bath & Beyond Inc. (a)                                                        72,241           2,763,941
Williams-Sonoma, Inc.                                                             60,339           1,954,380
                                                                                               -------------

                                                                                                   4,718,321
                                                                                               -------------
HOTELS, RESORTS & CRUISE LINES   0.2%
Carnival Corp. (Panama)                                                           68,947           3,242,577
                                                                                               -------------

HOUSEHOLD APPLIANCES   0.4%
Black & Decker Corp.                                                              63,300           5,022,855
                                                                                               -------------

HOUSEHOLD PRODUCTS   0.2%
Procter & Gamble Co.                                                              47,795           2,962,334
                                                                                               -------------

HYPERMARKETS & SUPER CENTERS   0.9%
Costco Wholesale Corp.                                                           101,500           5,042,520
Wal-Mart Stores, Inc.                                                            140,600           6,934,392
                                                                                               -------------
                                                                                                  11,976,912
                                                                                               -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.7%
TXU Corp.                                                                        153,100           9,571,812
                                                                                               -------------


INDUSTRIAL CONGLOMERATES   0.4%
General Electric Co.                                                             156,364           5,519,649
                                                                                               -------------

INDUSTRIAL MACHINERY   1.3%
Ingersoll-Rand Co., Ltd., Class A (Bermuda)                                      218,902           8,313,898
Parker Hannifin Corp.                                                            117,400           9,125,502
                                                                                               -------------
                                                                                                  17,439,400
                                                                                               -------------

INTEGRATED OIL & GAS   0.9%
ConocoPhillips                                                                   116,200           6,917,386
Exxon Mobil Corp.                                                                 72,765           4,882,532
                                                                                               -------------
                                                                                                  11,799,918
                                                                                               -------------

INTERNET RETAIL   0.5%
Expedia, Inc. (a)                                                                426,470           6,687,050
                                                                                               -------------

INTERNET SOFTWARE & SERVICES   2.1%
eBay, Inc. (a)                                                                   325,400           9,228,344
Openwave Sytems, Inc. (a)                                                        663,200           6,207,552
VeriSign, Inc. (a)                                                               325,696           6,579,059
Yahoo!, Inc. (a)                                                                 239,197           6,046,900
                                                                                               -------------
                                                                                                  28,061,855
                                                                                               --------------
INVESTMENT BANKING & BROKERAGE   3.2%
Bear Stearns Co., Inc.                                                            39,100           5,477,910
E*TRADE Financial Corp. (a)                                                      217,529           5,203,294
Goldman Sachs Group, Inc.                                                         94,800          16,037,316
Lehman Brothers Holding Inc.                                                      40,483           2,990,074
Merrill Lynch & Co., Inc.                                                        171,800          13,438,196
                                                                                               -------------
                                                                                                  43,146,790
                                                                                               -------------
IT CONSULTING & OTHER SERVICES   0.5%
Accenture, Ltd., Class A (Bermuda)                                                91,700           2,907,807
Infosys Technologies, Ltd. - ADR (India)                                          84,900           4,052,277
                                                                                               -------------

                                                                                                   6,960,084
                                                                                               -------------
MANAGED HEALTH CARE   6.0%
Aetna, Inc.                                                                      446,088          17,642,780
Humana Inc. (a)                                                                  156,100          10,316,649
UnitedHealth Group, Inc. (b)                                                     793,790          39,054,468
WellPoint, Inc. (a)                                                              178,500          13,753,425
                                                                                               -------------
                                                                                                  80,767,322
                                                                                               -------------

MOVIES & ENTERTAINMENT   1.5%
News Corp., Class A                                                              655,800          12,886,470
Walt Disney Co.                                                                  220,900           6,828,019
                                                                                               -------------
                                                                                                  19,714,489
                                                                                               -------------

OIL & GAS DRILLING   0.9%
Helmerich & Payne, Inc.                                                          143,400           3,302,502
Patterson - UTI Energy, Inc.                                                     184,800           4,390,848
Rowan Cos., Inc.                                                                 129,800           4,105,574
                                                                                               -------------
                                                                                                  11,798,924
                                                                                               -------------


OIL & GAS EQUIPMENT & SERVICES  0.5%
Baker Hughes, Inc.                                                               107,100           7,304,220
                                                                                               -------------

OIL & GAS EXPLORATION & PRODUCTION   0.4%
Chesapeake Energy Corp.                                                          166,200           4,816,476
                                                                                               -------------

OIL & GAS REFINING & MARKETING   0.7%
Sunoco, Inc.                                                                      58,000           3,607,020
Valero Energy Corp.                                                               99,300           5,110,971
                                                                                               -------------
                                                                                                   8,717,991
                                                                                               -------------
OTHER DIVERSIFIED FINANCIAL SERVICES   1.3%
Bank of America Corp.                                                            108,500           5,812,345
Citigroup, Inc.                                                                  106,500           5,289,855
JPMorgan Chase & Co.                                                             126,400           5,935,744
                                                                                               -------------
                                                                                                  17,037,944
                                                                                               -------------

PACKAGED FOODS & MEATS   0.3%
Kellogg Co.                                                                       89,600           4,436,992
                                                                                               -------------

PHARMACEUTICALS   3.5%
Abraxis Bioscience, Inc. (a)                                                      64,500           1,791,810
Allergan, Inc.                                                                    61,300           6,902,993
Endo Pharmaceuticals Holdings, Inc. (a)                                          179,200           5,832,960
Merck & Co., Inc.                                                                339,800          14,237,620
Schering-Plough Corp.                                                            460,300          10,168,027
Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                               69,386           2,365,369
Wyeth                                                                            114,200           5,805,928
                                                                                               -------------
                                                                                                  47,104,707
                                                                                               -------------

PROPERTY & CASUALTY INSURANCE   1.0%
Allstate Corp.                                                                    86,200           5,407,326
Chubb Corp.                                                                       76,800           3,990,528
Hanover Insurance Group, Inc.                                                     97,900           4,369,277
                                                                                               -------------
                                                                                                  13,767,131
                                                                                               -------------

RAILROADS   2.2%
Burlington Northern Santa Fe Corp.                                                82,700           6,073,488
CSX Corp.                                                                        173,900           5,709,137
Norfolk Southern Corp.                                                           270,200          11,902,310
Union Pacific Corp.                                                               67,800           5,966,400
                                                                                               -------------
                                                                                                  29,651,335
                                                                                               -------------

RESTAURANTS   1.6%
Applebee's International, Inc.                                                    93,200           2,004,732
The Cheesecake Factory, Inc. (a)                                                 109,100           2,966,429
Darden Restaurants, Inc.                                                         253,500          10,766,145
Sonic Corp. (a)                                                                  250,600           5,666,066
                                                                                               -------------
                                                                                                  21,403,372
                                                                                               -------------

SEMICONDUCTOR EQUIPMENT   2.4%
Applied Materials, Inc.                                                          844,175          14,967,223
ASML Holding N.V. - ADR (Netherlands) (a)                                        326,800           7,607,904
KLA-Tencor Corp.                                                                  63,796           2,837,008
MEMC Electronic Materials, Inc. (a)                                              186,100           6,816,843
                                                                                               -------------
                                                                                                  32,228,978
                                                                                               -------------

SEMICONDUCTORS   4.8%
Advanced Micro Devices, Inc. (a)                                                 184,100           4,574,885
Altera Corp. (a)                                                                 143,123           2,630,601
Analog Devices, Inc.                                                              78,449           2,305,616
Broadcom Corp., Class A (a)                                                      477,400          14,484,316
Marvell Technology Group Ltd. (Bermuda) (a)                                      299,758           5,806,312
Maxim Integrated Products, Inc.                                                   80,823           2,268,702
NVIDIA Corp. (a)                                                                 690,361          20,427,782
PMC-Sierra, Inc. (a)                                                           1,315,559           7,814,420
Xilinx, Inc.                                                                     174,100           3,821,495
                                                                                               -------------
                                                                                                  64,134,129
                                                                                               -------------
SOFT DRINKS   0.8%
Hansen Natural Corp. (a)                                                         131,200           4,261,376
Pepsi Bottling Group, Inc.                                                       170,500           6,052,750
                                                                                               -------------
                                                                                                  10,314,126
                                                                                               -------------
SPECIALIZED FINANCE    0.4%
Nasdaq Stock Market, Inc. (a)                                                    189,163           5,720,289
                                                                                               -------------

SPECIALTY STORES   2.5%
Barnes & Noble, Inc.                                                              55,700           2,113,258
Claire's Stores, Inc.                                                            436,300          12,722,508
PETsMART, Inc.                                                                   205,600           5,705,400
Staples, Inc.                                                                    396,400           9,644,412
Tiffany & Co.                                                                     76,349           2,534,787
                                                                                               -------------
                                                                                                  32,720,365
                                                                                               -------------
STEEL   0.8%
Allegheny Technologies, Inc.                                                      84,772           5,271,971
Companhia Vale do Rio Doce - ADR (Brazil)                                        243,400           5,247,704
                                                                                               -------------
                                                                                                  10,519,675
                                                                                               -------------


SYSTEMS SOFTWARE   0.5%
Oracle Corp. (a)                                                                 370,500           6,572,670
                                                                                               -------------

TECHNOLOGY DISTRIBUTORS   0.6%
Avnet, Inc. (a)                                                                  424,900           8,336,538
                                                                                               -------------

THRIFTS & MORTGAGE FINANCE   0.7%
Fannie Mae                                                                        52,409           2,930,187
Radian Group, Inc.                                                               100,000           6,000,000
                                                                                               -------------
                                                                                                   8,930,187
                                                                                               -------------

TRADING COMPANIES & DISTRIBUTORS   0.2%
Fastenal Co.                                                                      66,482           2,564,211
                                                                                               -------------

WIRELESS TELECOMMUNICATION SERVICES   1.3%
America Movil S.A. de C.V., Ser L -  ADR (Mexico)                                209,300           8,240,141
American Tower Corp., Class A (a)                                                263,600           9,621,400
                                                                                               -------------
                                                                                                  17,861,541
                                                                                               -------------

TOTAL LONG-TERM INVESTMENTS   97.6%
(Cost $1,162,874,128)                                                                          1,304,752,904

REPURCHASE AGREEMENT   1.9%
State Street Bank & Trust Co. ($26,051,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $26,062,180)
(Cost $26,051,000)                                                                                26,051,000

TOTAL INVESTMENTS    99.5%
(Cost $1,188,925,128)                                                                          1,330,803,904
                                                                                               -------------

OTHER ASSETS IN EXCESS OF LIABILITIES   0.5%                                                       6,404,218
                                                                                               -------------

NET ASSETS   100.0%                                                                           $1,337,208,122
                                                                                              ==============

Percentages are calculated as a percentage of net assets
(a) Non-income producing security as this stock currently does not declare dividends.

(b)    All or a portion of this security has been physically segregated i  n connections with open futures contracts.
ADR    -  American Depositary Receipt




FUTURES CONTRACTS OUTSTANDING AS OF SETEMBER 30, 2006:
LONG CONTRACTS:                                                                                 UNREALIZED
                                                                                               APPRECIATION/
                                                                               CONTRACTS       DEPRECIATION
S&P 500 Index Futures, December 2006 (Current Notional Value of
      $336,350 per contract)                                                          36       $     283,320
S&P E-Mini 500 Index Futures, December 2006 (Current Notional Value of
      $67,270 per contract)                                                          275               7,413
                                                                                --------       -------------
                                                                                      95       $     290,733
                                                                                ========       =============

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ------------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006